UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, February 12, 2009
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total(x$1,000):  $87,561
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     1151    62046 SH       Sole                    59731              2315
Avon                           COM              054303102     1742    72510 SH       Sole                    69560              2950
Bank of America                COM              060505104      801    56903 SH       Sole                    55072              1831
Black & Decker                 COM              091797100     1426    34105 SH       Sole                    32905              1200
Boeing Company                 COM              097023105     1753    41072 SH       Sole                    39362              1710
Burlington North SF            COM              12189T104     2173    28705 SH       Sole                    27745               960
Campbell Soup Co               COM              134429109     2001    66690 SH       Sole                    64675              2015
Caterpillar, Inc               COM              149123101     1891    42331 SH       Sole                    41316              1015
Chevron                        COM              166764100     3281    44358 SH       Sole                    42708              1650
Cisco Systems                  COM              17275R102     1927   118245 SH       Sole                   115125              3120
Citigroup Inc                  COM              172967101      753   112225 SH       Sole                   108717              3508
Claymore BRIC ETF              COM              18383m100      410    17757 SH       Sole                    17305               452
Coca-Cola                      COM              191216100     1642    36276 SH       Sole                    34731              1545
Disney, (Walt) Co              COM              254687106     2099    92500 SH       Sole                    89450              3050
DuPont deNemours               COM              263534109     1252    49501 SH       Sole                    47500              2001
Ebay Inc                       COM              278642103      438    31395 SH       Sole                    30795               600
Exxon Mobil Corp               COM              30231G102     4186    52442 SH       Sole                    50537              1905
FedEx Corp                     COM              31428X106     1943    30285 SH       Sole                    29335               950
Garmin Ltd.                    COM              g37260109      430    22422 SH       Sole                    21550               872
General Electric               COM              369604103     2906   179386 SH       Sole                   173372              6014
Goodyear Tire                  COM              382550101      556    93070 SH       Sole                    90240              2830
Home Depot                     COM              437076102     2024    87910 SH       Sole                    84990              2920
Honda Motor Co                 COM              438128308      891    41770 SH       Sole                    40635              1135
Int'l Business Mach            COM              459200101     2546    30248 SH       Sole                    29233              1015
Intel Corp                     COM              458140100     1727   117806 SH       Sole                   113071              4735
International Paper            COM              460146103      831    70405 SH       Sole                    68945              1460
Internet Capital Group Inc     COM              46059c205       60    11000 SH       Sole                    11000
J.B. Hunt                      COM              445658107      501    19072 SH       Sole                    19072
JP Morgan Chase                COM              46625H100     2388    75722 SH       Sole                    72637              3085
Johnson & Johnson              COM              478160104     3102    51849 SH       Sole                    49833              2016
Lowe's                         COM              548661107     2480   115252 SH       Sole                   111907              3345
McDonalds Corp                 COM              580135101     3038    48857 SH       Sole                    47082              1775
Microsoft                      COM              594918104     1641    84415 SH       Sole                    81544              2871
Morgan Stanley                 COM              617446448      567    35350 SH       Sole                    34050              1300
Nokia ADR                      COM              654902204     1710   109590 SH       Sole                   105850              3740
Novartis AG ADR                COM              66987V109     1586    31875 SH       Sole                    30155              1720
Oracle Systems                 COM              68389X105     2413   136098 SH       Sole                   130598              5500
P'Shr Gldn Drgn ETF            COM              73935x401      460    30840 SH       Sole                    30230               610
Pfizer Inc                     COM              717081103     1688    95316 SH       Sole                    92441              2875
Procter & Gamble               COM              742718109     2234    36134 SH       Sole                    34659              1475
Royal Dutch Shl ADR            COM              780259206     1729    32656 SH       Sole                    32076               580
Royal Phil Elec ADR            COM              500472303     1871    94182 SH       Sole                    91058              3124
SAP AG ADR                     COM              803054204     1183    32670 SH       Sole                    31820               850
Sonus Networks Inc             COM              835916107       32    20000 SH       Sole                    20000
Spirit Aerosystems             COM              848574109      550    54110 SH       Sole                    52120              1990
Stryker Corp                   COM              863667101     1562    39105 SH       Sole                    37505              1600
Terex Corp.                    COM              880779103      484    27955 SH       Sole                    27250               705
Time Warner Inc                COM              887317105      489    48643 SH       Sole                    45208              3435
Toyota Motor ADR               COM              892331307     1443    22055 SH       Sole                    21280               775
Tyson Foods Cl A               COM              902494103     1014   115734 SH       Sole                   113459              2275
Unilever ADR                   COM              904784709     1492    60771 SH       Sole                    58800              1971
United Technologies            COM              913017109     3376    62993 SH       Sole                    60778              2215
Wal-Mart Stores                COM              931142103     4516    80548 SH       Sole                    77518              3030
Zimmer Inc.                    COM              98956p102     1170    28950 SH       Sole                    28085               865